CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Cash	R$ 9,060	R$ 12,302
Banks and immediately available investments	4,608,144	2,629,350
Total cash and cash equivalents	4,617,204	2,641,652	R$ 2,890,144	R$ 2,555,338
Short-term investments	R$ 3,041,143	R$ 3,652,949